Net Loss per Share - Schedule Of Forth The Computation Of Net Loss Per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to common stockholders	$ (15,576)	$ (22,320)	$ (4,716)	$ (5,068)	$ (37,896)	$ (9,784)
Denominator:
Basic weighted average shares outstanding	32,182,440		4,661,256		18,383,203	4,659,269
Diluted weighted average shares outstanding	32,182,440		4,661,256		18,383,203	4,659,269
Basic net (loss) income per share	$ (0.48)		$ (1.01)		$ (2.06)	$ (2.1)
Diluted net (loss) income per share	$ (0.48)		$ (1.01)		$ (2.06)	$ (2.1)
Zapata Computing, Inc. [Member]
Numerator:
Net loss attributable to common stockholders							$ (29,734)	$ (23,448)
Denominator:
Basic weighted average shares outstanding							4,666,235	4,582,219
Diluted weighted average shares outstanding							4,666,235	4,582,219
Basic net (loss) income per share							$ (6.37)	$ (5.12)
Diluted net (loss) income per share							$ (6.37)	$ (5.12)
Common Stock [Member]
Numerator:
Net loss attributable to common stockholders	$ (15,576)		$ (4,716)		$ (37,896)	$ (9,784)
Common Stock [Member] | Zapata Computing, Inc. [Member]
Numerator:
Net loss attributable to common stockholders							$ (29,734)	$ (23,448)